Vanguard Commodity Strategy Fund Investment Risks - Admiral Prospectus [Member] - Vanguard Commodity Strategy Fund	Oct. 31, 2025
General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• General Market Risk. The markets in which the Fund invests can be affected by a variety of factors. These factors, which can be real or perceived, may include economic, market, political, and regulatory conditions and developments as well as local, regional, or global events such as wars, military conflicts, natural disasters, and public health issues. In addition, investor sentiment and expectations regarding these factors can also impact the markets. Different parts of the market, including different industries and sectors as well as different types of securities, may react differently to factors that affect the market. These factors can contribute to market uncertainty, market volatility, and fluctuations in the value of the Fund’s investments, thereby resulting in potential losses to the Fund over short or long periods.
Investing in Commodities Markets [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Commodities Markets. Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities, and even a small movement in market prices could cause large losses to the Fund. The Fund could lose all, or substantially all, of its investments in instruments linked to the returns of commodity investments. Additionally, during periods of strong commodities market performance, the Fund may recognize elevated levels of taxable income, which may lead to larger than usual distributions of ordinary income that will generally be taxable to shareholders.
Commodity-Linked Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	• Commodity-Linked Investments. The prices of commodity-linked investments may fluctuate widely based on a variety of macroeconomic or commodity-specific factors that may not be anticipated by the Fund’s advisors. Price fluctuations may be quick and significant and may not correlate to price movements in other asset classes, such as stocks or bonds. Investments linked to the prices of commodities may be considered speculative and are expected to involve considerable risks. The Fund could lose money at any time and may underperform the commodities markets during any given period, regardless of whether such markets rise or fall.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Derivatives. Investing in derivatives may present risks different from, and/or greater than, those associated with investing directly in stocks, bonds, or other types of investments. Derivatives could expose the Fund to increased volatility and/or significant loss. Certain derivatives have an inherent leverage component, providing the Fund exposure to a sizable position in an underlying asset with a relatively small upfront investment at the time the Fund enters into the derivatives position. For these derivatives, an adverse change in the value or price of the underlying asset could result in a loss substantially greater than the amount invested in the derivative itself. Some derivatives require the Fund to enter into a contract with a counterparty. If the counterparty is unable or unwilling to fulfill its contractual obligation, the Fund may experience a loss. A liquid market may not always exist for the Fund’s derivatives positions. The Fund may be unable to sell or otherwise exit its derivatives position at desired times or prices, which could also result in a loss to the Fund. Some derivatives, particularly OTC derivatives, can be complex and often are valued subjectively. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund.
Derivatives may not perform as intended, which may result in losses to the Fund. For example, derivatives used for hedging or as a substitute for a portfolio instrument may not provide the expected benefits, particularly during adverse market conditions. The use of derivatives is also subject to legal risk, which includes the risk of loss resulting from insufficient or unenforceable contractual documentation, insufficient capacity or authority of the Fund’s counterparty, and operational risk, which includes documentation or settlement issues, system failures, inadequate controls, and human error.
Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in a Subsidiary. The Fund is exposed to the risks associated with the Subsidiary’s investments, strategies, and policies, including the risk that the Subsidiary will not meet its investment objective (which is the same as the Fund’s). Because the Subsidiary is not organized as a mutual fund and is not registered under any federal or state securities laws (including the Investment Company Act of 1940), it does not offer the same investor protections available to shareholders of registered investment companies. In addition, the tax treatment of the Fund’s investment in the Subsidiary, or the ability of the Fund and/or the Subsidiary to operate as intended, may be adversely affected by changes to or interpretations of the laws or regulations of the United States and/or the Cayman Islands, which may negatively affect the Fund.
Investing in Bond Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Bond Markets. The Fund may be impacted by the general condition of the bond markets and by factors that affect bonds and bond issuers. For example, as a general rule, bond prices and interest rates move in opposite directions. When interest rates rise, bond prices tend to fall, and when interest rates fall, bond prices tend to go up. Bond income also is affected by changes in interest rates. Interest rates can rise or fall for a number of reasons, including, but not limited to, central bank monetary policy, inflationary or deflationary pressures, and changes in general market and economic conditions. Changing interest rates, including, but not limited to, rates that fall below zero, could have unpredictable effects on the overall market and may expose the bond markets in particular to heightened volatility and potential illiquidity. The degree to which the Fund is impacted by certain bond market risks may vary based on factors disclosed in its principal investment strategies, such as the types of bonds in which it invests and the overall credit quality, average maturity, and/or average duration of its bond holdings.
Inflation Indexed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Inflation-Indexed Securities. Because they are adjusted for inflation, TIPS and other inflation-indexed securities typically have lower yields than conventional bonds. As a result of its investment in such securities, the Fund’s income distributions are likely to fluctuate considerably more than the income distributions of a conventional bond fund. In fact, under certain conditions, the Fund may not have income to distribute at all. Although the prices of inflation-indexed securities are not meaningfully affected by changes in “nominal” (stated) interest rates, their prices may decline when “real” (adjusted for inflation) interest rates rise, and vice versa. The prices of inflation-indexed securities also are subject to decline if prices throughout the U.S. economy decline over time (a period of deflation), which could result in a loss to the Fund and/or cause the Fund’s performance to lag that of conventional bond funds.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Interest Rate Risk. During periods of rising interest rates, bond prices overall may decline, which could result in a decline in the Fund’s value. The prices of longer-term bonds are more sensitive to changes in interest rates than the prices of shorter-term bonds.
Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Income Risk. During periods of falling interest rates, the Fund’s income may decline. The income paid by shorter-term bonds is subject to a higher degree of fluctuation than the income paid by longer-term bonds.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Credit Risk. Credit risk refers to the chance that an issuer will default (fail to meet its credit obligations) or fail to make payments in a timely manner, which could result in a loss to the Fund. In addition, negative perceptions of an issuer’s ability to make payments can cause the price of a security to decline. While all debt securities are subject to credit risk to some extent, those with higher credit quality ratings generally pose less credit risk than those with lower credit quality ratings.
Bond Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Bond Liquidity Risk. If the Fund is unable to sell a security at an advantageous time or price, its returns may be reduced. There may be limited trading in the secondary market for certain debt securities, which could make them more difficult to value or sell.
Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Call Risk. Certain bonds held by the Fund may be callable. The issuer of a callable bond has the right to “call” (redeem) the bond before its maturity date. Calls on bonds held by the Fund would result in the Fund losing any price appreciation above the bond’s call price. In addition, because bond calls occur more frequently during periods of falling interest rates, the Fund likely would be forced to reinvest the proceeds of any called bonds at a lower interest rate than that of the called bonds, resulting in a decline in the Fund’s income and a potential loss in the value of the Fund’s investments. Frequent bond calls and subsequent reinvestments of the proceeds also would increase the Fund’s turnover rate.
Regulated Investment Co Status [Member]
Prospectus [Line Items]
Risk [Text Block]	• Regulated Investment Company Status. Investing in commodity-linked investments could adversely affect the Fund’s status as a regulated investment company (“RIC”). If the Fund were to fail to qualify as a RIC in any taxable year, the Fund would be subject to Fund-level taxation, reducing the amount of income available for distribution to shareholders and reducing the net asset value of its shares.
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Active Management. The Fund is actively managed. The advisor’s security selection and/or strategy execution could cause the Fund to underperform relevant securities markets or other funds with a similar investment objective.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, an investment in the Fund could lose money over any time period.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.